Cash and cash equivalents (Details) - CAD ($)	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	$ 2,838,847		$ 2,443,938
Cash equivalent	18,549,777		16,482,995
Cash and cash equivalents	$ 21,388,624	$ 30,696,299	$ 18,926,933	$ 4,235,315	$ 5,861,327	$ 8,610,996